Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Number of shares issued

(in shares)	December 31, 2020	December 31, 2019	December 31, 2018
On issue at 1 January	220,024,713	220,024,713	159,208,949
Issued in business combination	—	—	60,815,764
On issue at 31 December - fully paid	220,024,713	220,024,713	220,024,713
Upon the completion of the merger transaction with Gener8 Maritime Inc. on June 12, 2018 60,815,764 new ordinary shares were issued at a stock price of $9.10 each (see Note 25) increasing the number of shares issued to 220,024,713 shares (see Note 15). This resulted in an increase of $66.1 million in share capital and $487.3 million share premium.
As at December 31, 2020, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2020, the authorized share capital not issued amounts to $83,898,616 (2019: $83,898,616 and 2018: $83,898,616) or the equivalent of 77,189,888 shares (2019: 77,189,888 and 2018: 77,189,888 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The Group, through two of its JV companies in connection to the $220.0 million facility raised in March 2018 (Note 16), entered on June 29, 2018 in several Interest Rate Swaps (IRSs) for a combined notional value of $208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between one and two years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The notional value of these instruments at December 31, 2020 amounted to $90.4 million. The fair value of these instruments at December 31, 2020 amounted to $(2.4) million (100%), of which $(5) thousand was reflected in OCI at the level of the JV companies in 2020 (Note 26).

The Group, through the acquisition of Gener8 Maritime Inc. on June 12, 2018, acquired several IRSs for a combined notional value of $668.0 million. These IRSs were used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. Three IRSs have been settled in 2019 (see Note 6) and the two matured in September 2020.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of $86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying $173.6 million facility and mature on March 28, 2025. The notional value of these instruments at December 31, 2020 amounted to $70.1 million. The fair value of these instruments at December 31, 2020 amounted to $(6.0) million (see Note 18) and $(2.6) million has been recognized in OCI in 2020.
The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of $200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The notional value of these instruments at December 31, 2020 amounted to $200.0 million. The fair value of these instruments at December 31, 2020 amounted to $15 thousand (see Note 12) and $0.1 million has been recognized in OCI in 2020.

During 2019 and the beginning of 2020, the Group entered into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of $25.8 million and $133.6 million, respectively. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulfur fuel is actually transferred. These instruments qualified as hedging instruments in a cash flow hedge relationship under IFRS9. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss. All swaps were settled in 2020 upon delivery of the fuel.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of $70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying $173.6 million facility and mature on September 28, 2025. The notional value of these instruments at December 31, 2020 amounted to $70.1 million. The fair value of these instruments at December 31, 2020 amounted to $(0.3) million (see Note 18) and $(0.3) million has been recognized in OCI in 2020.

The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of $237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate in connection with the new $713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs mature on March 11, 2025. The notional value of these instruments at December 31, 2020 amounted to $237.2 million. The fair value of these instruments at December 31, 2020 amounted to $(0.1) million (see Note 18) and $(0.1) million has been recognized in OCI in 2020.

Treasury shares
As of December 31, 2020 Euronav owned 18,346,732 of its own shares, compared to 4,946,216 of shares owned on December 31, 2019. In the twelve months period ended December 31, 2020, Euronav bought back 13,400,516 shares at an aggregate cost of $118.5 million.
Dividends
During its meeting of May 5, 2020, the Supervisory Board of Euronav approved an interim dividend for the first quarter of 2020 of $0.81 per share. The interim dividend of $0.81 per share was payable as from June 26, 2020. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.
On May 20, 2020, the Annual Shareholders' meeting approved a full year dividend for 2019 of $0.35 per share. Taking into account the interim dividend approved in August 2019 in the amount of $0.06 per share, the final dividend of 2019, which was paid after the AGM on June 9, 2020 was $0.29 per share. The dividend to holders of Euronav shares trading on Euronext Brussels was paid in EUR at the USD/EUR exchange rate of the record date.

During its meeting of August 4, 2020, the Supervisory Board of Euronav approved an interim dividend for the second quarter of 2020 of $0.47 per share. The interim dividend of $0.47 per share was payable as from August 28, 2020. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

During its meeting of November 3, 2020, the Supervisory Board of Euronav approved an interim dividend for the third quarter of 2020 of $0.09 per share. The interim dividend of $0.09 per share was payable as from November 30, 2020. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.
During its meeting of February 2, 2021, the Supervisory Board of Euronav approved an interim dividend for the fourth quarter of 2020 of $0.03 per share. The interim dividend of $0.03 per share was payable as from March 5, 2021. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On March 26, 2021, the Supervisory Board proposed the Annual Shareholders' meeting be held on May 20, 2021, to approve a full year dividend for 2020 of $1.40 per share. Taking into account the interim dividends paid based on the Group’s policy to return 80% of the net income to shareholders, no closing dividend will be paid.

The total amount of dividends paid in 2020 was $352.0 million ($26.0 million in 2019).

Long term incentive plan 2015
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015.
Long term incentive plan 2016
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016.
Long term incentive plan 2017
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017.
Long term incentive plan 2018
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018.
Transaction Based Incentive Plan 2019
The Group’s Board of Directors (as of February 2020 Supervisory Board) has implemented in 2019 a transaction-based incentive plan for key management personnel.
Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value ("FMV") of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.

Long term incentive plan 2019
The Group’s Supervisory Board (as of February 2020 Supervisory Board) implemented in 2019 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. In total 152,346 RSU’s were granted on April 1, 2019.
Long term incentive plan 2020
The Group’s Supervisory Board implemented in 2020 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. In total 144,392 RSU’s were granted on April 1, 2020. As of December 31, 2020, no RSU's were vested. no compensation expense was recognized in the Consolidated Statement of Profit or Loss during 2020.